Retirement Benefits - Gross Accumulated Other Comprehensive Loss and Regulatory Assets (Liabilities) not Recognized as Components of Periodic Benefit Cost (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	$ 32	$ 35
Actuarial loss	6,752	8,077
Total	6,784	8,112
Benefits included in accumulated other comprehensive income	3,592	4,339
Benefits included in regulatory assets (liabilities)	3,192	3,773
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)	(111)	(145)
Actuarial loss	230	538
Total	119	393
Benefits included in accumulated other comprehensive income	53	183
Benefits included in regulatory assets (liabilities)	$ 66	$ 210